Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt (Table)

Facility	June 30, 2021	December 31, 2020
Term Bank Loans	1,423,296	1,509,794
Less: deferred finance costs, net	(8,239)	(9,437)

Total long-term debt	1,415,057	1,500,357
Less: current portion of debt	(184,777)	(235,082)
Add deferred finance costs, current portion	2,329	2,654

Total long-term portion, net of current portion and deferred finance costs	1,232,609	1,267,929

Long-Term Debt - Weighted-Average Interest Rates (Table)

Three months ended June 30, 2021	2.05%	Six months ended June 30, 2021	2.08%
Three months ended June 30, 2020	3.20%	Six months ended June 30, 2020	3.51%

Long-Term Debt - Principal Payments (Table)

Period/Year	Amount
July to December 2021	76,097
2022	202,532
2023	247,648
2024	303,072
2025	235,478
2026 and thereafter	358,469

1,423,296